Income Taxes (Income Tax Provisions) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Income Taxes [Abstract]
United States federal income tax expense									$ 569,872	$ 542,535	$ 602,595
State and local income tax expense									60,081	80,492	87,223
Foreign income tax expense									45,471	46,579	25,068
Total income tax expense	198,584	146,994	152,092	177,754	210,880	155,773	163,618	139,335	675,424	669,606	714,886
Current income tax expense									840,173	791,120	1,010,595
Deferred income tax expense (benefit)									$ (164,749)	$ (121,514)	$ (295,709)